Interim Condensed Consolidated Statements of Financial Position - USD ($)	Jun. 30, 2022	Dec. 31, 2021
Current
Cash	$ 10,268,000	$ 37,614,000
Restricted cash	1,000	2,000
Trade and amounts receivable (Note 3)	5,092,000	5,324,000
Loans receivable and advances	262,000	273,000
Prepaid expenses	2,224,000	1,700,000
Biological assets (Note 4)	14,000	37,000
Inventory (Note 5)	9,295,000	2,993,000
Total current assets	27,156,000	47,943,000
Non-current
Property, plant and equipment (Note 6)	4,565,000	3,750,000
Right of use assets (Note 11)	3,639,000	1,229,000
Intangible assets (Note 9)	13,432,000	9,736,000
Goodwill (Note 9)	28,666,000	20,054,000
Investments (Note 7)	1,337,000	2,670,000
Other Assets	273,000	97,000
Total assets	79,068,000	85,479,000
Current
Trade payables and accrued liabilities	7,401,000	5,628,000
Current portion of long term debt	10,000	18,000
Current portion of lease liability (Note 11)	1,120,000	412,000
Other accrued liabilities	20,000	61,000
Total current liabilities	8,551,000	6,119,000
Non-current
Non-current debt	138,000	0
Non-current lease liability (Note 11)	2,411,000	908,000
Deferred tax (Note 16)	1,511,000	1,511,000
Other long term liabilities (Note 8)	3,958,000	0
Total liabilities	16,599,000	8,538,000
SHAREHOLDERS' EQUITY
Share capital (Note 12)	119,300,000	102,428,000
Options (Note 13)	6,611,000	3,712,000
Warrants (Note 14)	10,047,000	10,670,000
Accumulated other comprehensive loss	(1,675,000)	(1,108,000)
Deficit	(71,512,000)	(38,536,000)
Non-controlling interest	(302,000)	(225,000)
Total shareholders' equity	62,469,000	76,941,000
Total liabilities and shareholders' equity	$ 79,068,000	$ 85,479,000